Fair Value Measurements - Level 3 warrant liabilities (Details) - Warrant Liability - USD ($)	4 Months Ended	6 Months Ended	8 Months Ended
	May 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance		$ 251,668
Initial measurement on May 11, 2021 (Level 3)			$ 4,600,000
Transfer to Level 1			(4,600,000)
Change in Fair value		$ (4,357,722) [1]	(6,325,281)
Fair value as of December 31, 2021			$ 251,668
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on May 11, 2021 (Level 3)	$ 11,176,949

[1]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.